Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 76.9% OF NET ASSETS

U.S. Stocks 21.8%
Large-Cap 19.1%
Schwab Core Equity Fund	$716,638	$53,776	($45,000 )	$18,688	($32,619 )	$711,483	29,794	$53,776
Schwab Fundamental U.S. Large Company Index Fund	841,684	14,026	(50,000)	12,107	13,972	831,789	28,692	14,026
Schwab S&P 500 Index Fund	5,240,842	62,969	(455,000)	336,212	(79,002)	5,106,021	55,034	62,969
Schwab Select Large Cap Growth Fund *	1,144,827	329,294	—	—	6,524	1,480,645	55,684	94,293
						8,129,938
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	528,853	12,369	(50,000)	13,151	3,594	507,967	7,334	12,369
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	611,707	76,686	—	—	(48,009)	640,384	31,781	76,686
						9,278,289

International Stocks 7.6%
Developed Markets 7.6%
Schwab Fundamental International Equity Index Fund	154,555	5,203	—	—	(4,476)	155,282	14,418	5,203
Schwab International Core Equity Fund	1,315,514	32,844	(50,000)	134	6,059	1,304,551	107,547	32,844
Schwab International Opportunities Fund	1,732,073	33,690	—	—	(9,385)	1,756,378	85,137	33,690
						3,216,211

Real Estate 1.9%
Global Real Estate 1.9%
Schwab Global Real Estate Fund	946,542	5,637	(98,000)	(7,618)	(31,389)	815,172	129,392	5,637

Fixed Income 43.0%
Inflation-Protected Bond 6.9%
Schwab Treasury Inflation Protected Securities Index Fund	2,876,621	111,038	(60,000)	(5,643)	(10,827)	2,911,189	285,411	21,038
Intermediate-Term Bond 27.8%
Schwab U.S. Aggregate Bond Index Fund	11,557,937	615,043	(230,000)	(32,299)	(102,466)	11,808,215	1,343,369	118,122
Short-Term Bond 8.3%
Schwab Short-Term Bond Index Fund	3,556,509	181,580	(190,000)	(9,330)	1,942	3,540,701	370,754	36,167
						18,260,105

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 2.6%
Schwab Government Money Fund, Ultra Shares, 4.25% (b)	$1,107,987	$12,542	$—	$—	$—	$1,120,529	1,120,530	$12,673
Total Affiliated Underlying Funds (Cost $27,790,583)	$32,332,289	$1,546,697	($1,228,000 )	$325,402	($286,082 )	$32,690,306		$579,493

UNAFFILIATED UNDERLYING FUNDS 22.6% OF NET ASSETS

U.S. Stocks 3.8%
Large-Cap 3.6%
Dodge & Cox Stock Fund, Class I						$1,138,576	4,171
PGIM Jennison Growth Fund, Class R6						375,000	5,174
						1,513,576
Small-Cap 0.2%
Driehaus Small Cap Growth Fund, Institutional Class						95,000	3,998
						1,608,576

Fixed Income 18.8%
Intermediate-Term Bond 16.8%
Allspring Core Plus Bond Fund, Class R6						365,000	32,794
Baird Aggregate Bond Fund, Institutional Class						6,448,831	666,202
Loomis Sayles Investment Grade Bond Fund, Class Y						329,012	33,779
						7,142,843
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						826,381	83,053
						7,969,224
Total Unaffiliated Underlying Funds (Cost $9,608,429)						$9,577,800
Total Investments in Securities (Cost $37,399,012)						$42,268,106

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 77.5% OF NET ASSETS

U.S. Stocks 24.3%
Large-Cap 21.2%
Schwab Core Equity Fund	$874,288	$145,302	($105,000 )	$27,747	($48,115 )	$894,222	37,446	$70,953
Schwab Fundamental U.S. Large Company Index Fund	1,040,166	72,488	(100,000)	12,330	19,133	1,044,117	36,016	18,447
Schwab S&P 500 Index Fund	6,616,814	456,326	(692,000)	333,963	(9,096)	6,706,007	72,279	82,614
Schwab Select Large Cap Growth Fund *	1,311,664	617,632	—	—	(2,776)	1,926,520	72,453	115,561
						10,570,866
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	672,057	16,075	(50,000)	13,670	8,354	660,156	9,532	16,075
Small-Cap 1.8%
Schwab Small-Cap Equity Fund	744,941	206,650	—	—	(72,498)	879,093	43,627	105,271
						12,110,115

International Stocks 8.9%
Developed Markets 8.9%
Schwab Fundamental International Equity Index Fund	221,853	7,468	—	—	(6,425)	222,896	20,696	7,468
Schwab International Core Equity Fund	1,712,360	120,002	(60,000)	(742)	7,924	1,779,544	146,706	44,604
Schwab International Opportunities Fund	2,246,281	285,062	(100,000)	(1,008)	(13,485)	2,416,850	117,152	48,276
						4,419,290

Real Estate 2.2%
Global Real Estate 2.2%
Schwab Global Real Estate Fund	1,214,105	92,911	(160,000)	19,386	(63,946)	1,102,456	174,993	7,198

Fixed Income 40.0%
Inflation-Protected Bond 6.4%
Schwab Treasury Inflation Protected Securities Index Fund	3,060,759	251,696	(100,000)	(8,030)	(10,840)	3,193,585	313,097	23,696
Intermediate-Term Bond 25.9%
Schwab U.S. Aggregate Bond Index Fund	12,234,414	1,209,681	(380,000)	(49,254)	(96,989)	12,917,852	1,469,608	128,239
Short-Term Bond 7.7%
Schwab Short-Term Bond Index Fund	3,705,618	307,036	(180,000)	(8,581)	528	3,824,601	400,482	38,962
						19,936,038

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 2.1%
Schwab Government Money Fund, Ultra Shares, 4.25% (b)	$1,050,041	$11,886	$—	$—	$—	$1,061,927	1,061,927	$12,010
Total Affiliated Underlying Funds (Cost $32,413,783)	$36,705,361	$3,800,215	($1,927,000 )	$339,481	($288,231 )	$38,629,826		$719,374

UNAFFILIATED UNDERLYING FUNDS 22.0% OF NET ASSETS

U.S. Stocks 4.1%
Large-Cap 4.0%
Dodge & Cox Stock Fund, Class I						$1,497,905	5,487
PGIM Jennison Growth Fund, Class R6						490,000	6,760
						1,987,905
Small-Cap 0.1%
Driehaus Small Cap Growth Fund, Institutional Class						80,000	3,367
						2,067,905

Fixed Income 17.9%
Intermediate-Term Bond 15.8%
Allspring Core Plus Bond Fund, Class R6						580,000	52,111
Baird Aggregate Bond Fund, Institutional Class						6,716,045	693,806
Loomis Sayles Investment Grade Bond Fund, Class Y						591,287	60,707
						7,887,332
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						1,022,610	102,775
						8,909,942
Total Unaffiliated Underlying Funds (Cost $11,000,612)						$10,977,847
Total Investments in Securities (Cost $43,414,395)						$49,607,673

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 77.8% OF NET ASSETS

U.S. Stocks 25.8%
Large-Cap 22.4%
Schwab Core Equity Fund	$6,251,013	$475,162	($820,000 )	$177,529	($294,259 )	$5,789,445	242,439	$475,162
Schwab Fundamental U.S. Large Company Index Fund	7,119,765	119,027	(700,000)	135,085	86,808	6,760,685	233,207	119,027
Schwab S&P 500 Index Fund	45,497,289	549,302	(5,115,000)	3,917,173	(1,680,518)	43,168,246	465,275	549,302
Schwab Select Large Cap Growth Fund *	8,995,767	3,408,701	—	—	79,624	12,484,092	469,503	705,990
						68,202,468
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	4,780,116	109,658	(550,000)	139,748	23,903	4,503,425	65,022	109,658
Small-Cap 1.9%
Schwab Small-Cap Equity Fund	5,396,188	676,487	—	—	(423,514)	5,649,161	280,355	676,487
						78,355,054

International Stocks 9.9%
Developed Markets 9.9%
Schwab Fundamental International Equity Index Fund	1,579,517	53,171	—	—	(45,748)	1,586,940	147,348	53,171
Schwab International Core Equity Fund	12,289,728	306,836	(599,999)	68,090	(10,237)	12,054,418	993,769	306,836
Schwab International Opportunities Fund	16,345,081	317,922	—	—	(88,561)	16,574,442	803,415	317,922
						30,215,800

Real Estate 2.5%
Global Real Estate 2.5%
Schwab Global Real Estate Fund	8,577,204	48,492	(870,000)	(66,648)	(262,384)	7,426,664	1,178,836	48,492

Fixed Income 37.8%
Inflation-Protected Bond 6.1%
Schwab Treasury Inflation Protected Securities Index Fund	19,287,850	140,092	(690,000)	(61,204)	(52,442)	18,624,296	1,825,911	140,092
Intermediate-Term Bond 24.5%
Schwab U.S. Aggregate Bond Index Fund	75,361,257	1,620,661	(1,565,000)	(231,965)	(634,064)	74,550,889	8,481,330	762,047
Short-Term Bond 7.2%
Schwab Short-Term Bond Index Fund	23,123,946	484,531	(1,730,000)	(83,651)	33,206	21,828,032	2,285,658	232,021
						115,003,217

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.8%
Schwab Government Money Fund, Ultra Shares, 4.25% (b)	$5,485,787	$62,098	$—	$—	$—	$5,547,885	5,547,885	$62,748
Total Affiliated Underlying Funds (Cost $192,468,733)	$240,090,508	$8,372,140	($12,639,999 )	$3,994,157	($3,268,186 )	$236,548,620		$4,558,955

UNAFFILIATED UNDERLYING FUNDS 21.9% OF NET ASSETS

U.S. Stocks 4.4%
Large-Cap 4.2%
Dodge & Cox Stock Fund, Class I						$9,671,089	35,425
PGIM Jennison Growth Fund, Class R6						3,200,000	44,150
						12,871,089
Small-Cap 0.2%
Driehaus Small Cap Growth Fund, Institutional Class						570,000	23,990
						13,441,089

Fixed Income 17.5%
Intermediate-Term Bond 15.4%
Allspring Core Plus Bond Fund, Class R6						5,200,000	467,206
Baird Aggregate Bond Fund, Institutional Class						37,259,385	3,849,110
Loomis Sayles Investment Grade Bond Fund, Class Y						4,201,667	431,383
						46,661,052
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						6,436,688	646,903
						53,097,740
Total Unaffiliated Underlying Funds (Cost $66,232,603)						$66,538,829
Total Investments in Securities (Cost $258,701,336)						$303,087,449

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 77.0% OF NET ASSETS

U.S. Stocks 26.8%
Large-Cap 23.3%
Schwab Core Equity Fund	$10,175,583	$729,310	($2,256,024 )	$619,294	($772,789 )	$8,495,374	355,753	$729,310
Schwab Fundamental U.S. Large Company Index Fund	11,089,130	184,046	(1,737,651)	350,378	(8,173)	9,877,730	340,729	184,046
Schwab S&P 500 Index Fund	67,851,886	822,552	(7,816,404)	4,924,073	(1,628,523)	64,153,584	691,459	822,552
Schwab Select Large Cap Growth Fund *	13,625,728	4,573,268	—	—	121,646	18,320,642	689,005	1,069,350
						100,847,330
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	6,438,291	155,862	(400,000)	172,264	34,481	6,400,898	92,418	155,862
Small-Cap 2.0%
Schwab Small-Cap Equity Fund	8,700,423	1,090,719	(320,000)	(10,270)	(681,050)	8,779,822	435,723	1,090,719
						116,028,050

International Stocks 10.5%
Developed Markets 10.5%
Schwab Fundamental International Equity Index Fund	2,455,391	82,656	—	—	(71,118)	2,466,929	229,056	82,656
Schwab International Core Equity Fund	21,138,721	527,768	(3,821,955)	704,732	(605,222)	17,944,044	1,479,311	527,768
Schwab International Opportunities Fund	28,475,648	553,868	(3,767,627)	2,424	(156,709)	25,107,604	1,217,043	553,868
						45,518,577

Real Estate 2.8%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	13,434,168	78,178	(1,010,000)	(58,534)	(470,591)	11,973,221	1,900,511	78,178

Fixed Income 35.4%
Inflation-Protected Bond 5.9%
Schwab Treasury Inflation Protected Securities Index Fund	22,393,426	3,882,804	(450,000)	(85,945)	(43,777)	25,696,508	2,519,266	161,030
Intermediate-Term Bond 22.5%
Schwab U.S. Aggregate Bond Index Fund	95,262,692	4,291,620	(885,000)	(138,138)	(948,632)	97,582,542	11,101,541	964,867
Short-Term Bond 7.0%
Schwab Short-Term Bond Index Fund	28,462,657	2,132,620	(450,000)	(21,699)	(38,356)	30,085,222	3,150,285	295,424
						153,364,272

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.5%
Schwab Government Money Fund, Ultra Shares, 4.25% (b)	$6,265,241	$70,922	$—	$—	$—	$6,336,163	6,336,163	$71,663
Total Affiliated Underlying Funds (Cost $269,128,323)	$335,768,985	$19,176,193	($22,914,661 )	$6,458,579	($5,268,813 )	$333,220,283		$6,787,293

UNAFFILIATED UNDERLYING FUNDS 22.5% OF NET ASSETS

U.S. Stocks 4.4%
Large-Cap 4.3%
Dodge & Cox Stock Fund, Class I						$14,010,151	51,319
PGIM Jennison Growth Fund, Class R6						4,640,243	64,021
						18,650,394
Small-Cap 0.1%
Driehaus Small Cap Growth Fund, Institutional Class						624,179	26,270
						19,274,573

Fixed Income 18.1%
Intermediate-Term Bond 15.9%
Allspring Core Plus Bond Fund, Class R6						9,087,269	816,466
Baird Aggregate Bond Fund, Institutional Class						51,245,006	5,293,906
Loomis Sayles Investment Grade Bond Fund, Class Y						8,634,574	886,507
						68,966,849
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						9,232,668	927,906
						78,199,517
Total Unaffiliated Underlying Funds (Cost $96,512,386)						$97,474,090
Total Investments in Securities (Cost $365,640,709)						$430,694,373

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 75.5% OF NET ASSETS

U.S. Stocks 33.6%
Large-Cap 29.1%
Schwab Core Equity Fund	$32,294,825	$2,482,065	($3,483,027 )	$509,912	($1,180,720 )	$30,623,055	1,282,373	$2,482,065
Schwab Fundamental U.S. Large Company Index Fund	30,196,265	533,071	(1,953,739)	302,452	581,168	29,659,217	1,023,084	533,071
Schwab S&P 500 Index Fund	176,919,823	2,179,371	(14,240,492)	9,270,055	(599,668)	173,529,089	1,870,329	2,179,371
Schwab Select Large Cap Growth Fund *	39,858,899	14,809,938	—	—	360,643	55,029,480	2,069,555	3,128,136
						288,840,841
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	15,665,016	378,021	(1,000,000)	328,916	152,510	15,524,463	224,148	378,021
Small-Cap 2.9%
Schwab Small-Cap Equity Fund	27,323,553	3,425,386	—	—	(2,144,459)	28,604,480	1,419,577	3,425,386
						332,969,784

International Stocks 15.2%
Developed Markets 15.2%
Schwab Fundamental International Equity Index Fund	7,484,295	251,947	—	—	(216,777)	7,519,465	698,186	251,947
Schwab International Core Equity Fund	61,764,005	1,542,055	(3,501,527)	409,789	(119,038)	60,095,284	4,954,269	1,542,055
Schwab International Opportunities Fund	83,255,843	1,619,376	(1,692,690)	(185,433)	(265,658)	82,731,438	4,010,249	1,619,376
						150,346,187

Real Estate 3.8%
Global Real Estate 3.8%
Schwab Global Real Estate Fund	39,014,481	245,471	—	—	(1,665,153)	37,594,799	5,967,428	245,471

Fixed Income 21.9%
Inflation-Protected Bond 2.2%
Schwab Treasury Inflation Protected Securities Index Fund	17,420,032	4,854,302	—	—	(101,242)	22,173,092	2,173,833	127,848
Intermediate-Term Bond 15.1%
Schwab U.S. Aggregate Bond Index Fund	143,961,878	9,088,513	(1,700,000)	(299,466)	(1,355,218)	149,695,707	17,030,228	1,469,060
Short-Term Bond 4.6%
Schwab Short-Term Bond Index Fund	42,241,070	3,535,099	—	—	(88,427)	45,687,742	4,784,057	438,188
						217,556,541

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.0%
Schwab Government Money Fund, Ultra Shares, 4.25% (b)	$10,038,366	$113,633	$—	$—	$—	$10,151,999	10,151,999	$114,821
Total Affiliated Underlying Funds (Cost $542,682,047)	$727,438,351	$45,058,248	($27,571,475 )	$10,336,225	($6,642,039 )	$748,619,310		$17,934,816

UNAFFILIATED UNDERLYING FUNDS 24.0% OF NET ASSETS

U.S. Stocks 6.0%
Large-Cap 5.6%
Dodge & Cox Stock Fund, Class I						$41,450,723	151,834
PGIM Jennison Growth Fund, Class R6						13,933,127	192,234
						55,383,850
Small-Cap 0.4%
Driehaus Small Cap Growth Fund, Institutional Class						4,365,782	183,745
						59,749,632

International Stocks 0.8%
Emerging Markets 0.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						7,943,455	911,993

Fixed Income 17.2%
Intermediate-Term Bond 13.4%
Allspring Core Plus Bond Fund, Class R6						28,590,952	2,568,819
Baird Aggregate Bond Fund, Institutional Class						72,658,190	7,506,011
Loomis Sayles Investment Grade Bond Fund, Class Y						31,250,582	3,208,479
						132,499,724
International Bond 3.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						37,793,864	3,798,378
						170,293,588
Total Unaffiliated Underlying Funds (Cost $231,017,945)						$237,986,675
Total Investments in Securities (Cost $773,699,992)						$986,605,985

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 75.4% OF NET ASSETS

U.S. Stocks 38.5%
Large-Cap 33.3%
Schwab Core Equity Fund	$22,801,623	$1,749,957	($1,665,973 )	$262,178	($710,960 )	$22,436,825	939,566	$1,749,957
Schwab Fundamental U.S. Large Company Index Fund	24,807,656	416,963	(2,006,293)	365,292	387,464	23,971,082	826,874	416,963
Schwab S&P 500 Index Fund	116,586,838	1,439,790	(5,937,873)	2,811,859	2,978,780	117,879,394	1,270,526	1,439,790
Schwab Select Large Cap Growth Fund *	29,021,077	13,231,185	—	—	264,129	42,516,391	1,598,962	2,277,581
						206,803,692
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	10,598,347	262,675	(878,991)	117,073	209,370	10,308,474	148,837	262,675
Small-Cap 3.6%
Schwab Small-Cap Equity Fund	21,144,415	2,650,745	—	—	(1,659,495)	22,135,665	1,098,544	2,650,745
						239,247,831

International Stocks 18.1%
Developed Markets 18.1%
Schwab Fundamental International Equity Index Fund	5,363,103	180,540	—	—	(155,338)	5,388,305	500,307	180,540
Schwab International Core Equity Fund	44,313,116	1,106,361	—	—	208,602	45,628,079	3,761,589	1,106,361
Schwab International Opportunities Fund	60,649,162	1,179,663	—	—	(328,605)	61,500,220	2,981,106	1,179,663
						112,516,604

Real Estate 4.3%
Global Real Estate 4.3%
Schwab Global Real Estate Fund	28,807,461	176,609	(750,000)	(138,540)	(1,047,158)	27,048,372	4,293,392	176,609

Fixed Income 13.8%
Inflation-Protected Bond 0.5%
Schwab Treasury Inflation Protected Securities Index Fund	—	3,290,012	—	—	—	3,290,012	322,550	—
Intermediate-Term Bond 10.2%
Schwab U.S. Aggregate Bond Index Fund	60,700,639	3,073,400	—	—	(709,732)	63,064,307	7,174,551	627,650
Short-Term Bond 3.1%
Schwab Short-Term Bond Index Fund	17,730,654	1,816,122	—	—	(37,118)	19,509,658	2,042,896	183,930
						85,863,977

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 0.7%
Schwab Government Money Fund, Ultra Shares, 4.25% (b)	$4,019,680	$45,502	$—	$—	$—	$4,065,182	4,065,182	$45,978
Total Affiliated Underlying Funds (Cost $345,859,785)	$446,543,771	$30,619,524	($11,239,130 )	$3,417,862	($600,061 )	$468,741,966		$12,298,442

UNAFFILIATED UNDERLYING FUNDS 24.0% OF NET ASSETS

U.S. Stocks 7.5%
Large-Cap 6.7%
Dodge & Cox Stock Fund, Class I						$30,654,415	112,287
PGIM Jennison Growth Fund, Class R6						10,757,066	148,414
						41,411,481
Small-Cap 0.8%
Driehaus Small Cap Growth Fund, Institutional Class						4,961,832	208,831
						46,373,313

International Stocks 1.8%
Emerging Markets 1.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						11,205,734	1,286,537

Fixed Income 14.7%
Intermediate-Term Bond 10.7%
Allspring Core Plus Bond Fund, Class R6						16,100,945	1,446,626
Baird Aggregate Bond Fund, Institutional Class						28,785,744	2,973,734
Loomis Sayles Investment Grade Bond Fund, Class Y						21,768,240	2,234,932
						66,654,929
International Bond 4.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						24,993,324	2,511,892
						91,648,253
Total Unaffiliated Underlying Funds (Cost $143,847,602)						$149,227,300
Total Investments in Securities (Cost $489,707,387)						$617,969,266

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 76.7% OF NET ASSETS

U.S. Stocks 42.1%
Large-Cap 36.2%
Schwab Core Equity Fund	$48,966,709	$3,837,959	($3,374,870 )	$371,492	($1,398,053 )	$48,403,237	2,026,936	$3,837,959
Schwab Fundamental U.S. Large Company Index Fund	56,229,204	992,643	(1,822,459)	170,945	1,474,465	57,044,798	1,967,741	992,643
Schwab S&P 500 Index Fund	231,362,713	2,887,703	(7,718,931)	3,274,840	8,210,572	238,016,897	2,565,390	2,887,703
Schwab Select Large Cap Growth Fund *	67,640,982	27,543,833	—	—	617,406	95,802,221	3,602,942	5,308,481
						439,267,153
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	22,141,395	544,883	(2,088,976)	216,782	474,033	21,288,117	307,365	544,883
Small-Cap 4.2%
Schwab Small-Cap Equity Fund	48,463,006	6,075,509	—	—	(3,803,564)	50,734,951	2,517,864	6,075,509
						511,290,221

International Stocks 20.4%
Developed Markets 20.4%
Schwab Fundamental International Equity Index Fund	12,142,153	408,746	—	—	(351,687)	12,199,212	1,132,703	408,746
Schwab International Core Equity Fund	97,461,467	2,433,309	—	—	458,796	100,353,572	8,273,172	2,433,309
Schwab International Opportunities Fund	132,737,060	2,581,816	—	—	(719,187)	134,599,689	6,524,464	2,581,816
						247,152,473

Real Estate 4.9%
Global Real Estate 4.9%
Schwab Global Real Estate Fund	61,869,771	389,271	—	—	(2,640,626)	59,618,416	9,463,241	389,271

Fixed Income 8.9%
Intermediate-Term Bond 6.8%
Schwab U.S. Aggregate Bond Index Fund	78,124,977	4,705,324	—	—	(911,665)	81,918,636	9,319,526	806,766
Short-Term Bond 2.1%
Schwab Short-Term Bond Index Fund	23,103,693	2,835,266	—	—	(48,366)	25,890,593	2,711,057	239,668
						107,809,229

Money Market Funds 0.4%
Schwab Government Money Fund, Ultra Shares, 4.25% (b)	5,028,399	56,921	—	—	—	5,085,320	5,085,320	57,516
Total Affiliated Underlying Funds (Cost $629,001,380)	$885,271,529	$55,293,183	($15,005,236 )	$4,034,059	$1,362,124	$930,955,659		$26,564,270

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 22.8% OF NET ASSETS

U.S. Stocks 8.7%
Large-Cap 7.6%
Dodge & Cox Stock Fund, Class I						$67,706,334	248,009
PGIM Jennison Growth Fund, Class R6						24,248,817	334,559
						91,955,151
Small-Cap 1.1%
Driehaus Small Cap Growth Fund, Institutional Class						13,060,595	549,688
						105,015,746

International Stocks 2.6%
Emerging Markets 2.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						31,949,756	3,668,169

Fixed Income 11.5%
Intermediate-Term Bond 8.4%
Allspring Core Plus Bond Fund, Class R6						17,605,224	1,581,781
Baird Aggregate Bond Fund, Institutional Class						41,929,981	4,331,610
Loomis Sayles Investment Grade Bond Fund, Class Y						42,979,254	4,412,654
						102,514,459
International Bond 3.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						37,526,971	3,771,555
						140,041,430
Total Unaffiliated Underlying Funds (Cost $265,050,500)						$277,006,932
Total Investments in Securities (Cost $894,051,880)						$1,207,962,591

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 78.7% OF NET ASSETS

U.S. Stocks 45.1%
Large-Cap 38.3%
Schwab Core Equity Fund	$13,268,133	$1,060,744	($300,000 )	($1,884 )	($292,820 )	$13,734,173	575,133	$1,060,744
Schwab Fundamental U.S. Large Company Index Fund	15,157,387	267,581	—	—	443,544	15,868,512	547,379	267,581
Schwab S&P 500 Index Fund	61,793,801	773,100	(720,000)	58,309	3,004,908	64,910,118	699,613	773,100
Schwab Select Large Cap Growth Fund *	21,502,618	6,437,724	—	—	196,611	28,136,953	1,058,178	1,687,531
						122,649,756
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	5,746,924	147,557	—	—	165,357	6,059,838	87,494	147,557
Small-Cap 4.9%
Schwab Small-Cap Equity Fund	14,420,808	2,309,705	—	—	(1,200,614)	15,529,899	770,715	1,859,704
						144,239,493

International Stocks 22.4%
Developed Markets 22.4%
Schwab Fundamental International Equity Index Fund	3,366,484	113,328	—	—	(97,507)	3,382,305	314,049	113,328
Schwab International Core Equity Fund	27,580,120	996,218	—	—	136,836	28,713,174	2,367,121	696,218
Schwab International Opportunities Fund	37,397,553	2,292,098	—	—	(201,278)	39,488,373	1,914,124	742,099
						71,583,852

Real Estate 5.2%
Global Real Estate 5.2%
Schwab Global Real Estate Fund	17,290,906	108,791	—	—	(737,983)	16,661,714	2,644,716	108,791

Fixed Income 5.8%
Intermediate-Term Bond 4.4%
Schwab U.S. Aggregate Bond Index Fund	12,593,281	1,731,147	—	—	(135,859)	14,188,569	1,614,172	129,306
Short-Term Bond 1.4%
Schwab Short-Term Bond Index Fund	3,682,256	748,911	—	—	(6,921)	4,424,246	463,272	38,423
						18,612,815

Money Market Funds 0.2%
Schwab Government Money Fund, Ultra Shares, 4.25% (b)	657,928	7,448	—	—	—	665,376	665,376	7,526
Total Affiliated Underlying Funds (Cost $196,507,900)	$234,458,199	$16,994,352	($1,020,000 )	$56,425	$1,274,274	$251,763,250		$7,631,908

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 20.7% OF NET ASSETS

U.S. Stocks 9.6%
Large-Cap 8.4%
Dodge & Cox Stock Fund, Class I						$19,725,041	72,253
PGIM Jennison Growth Fund, Class R6						7,100,000	97,958
						26,825,041
Small-Cap 1.2%
Driehaus Small Cap Growth Fund, Institutional Class						3,800,000	159,933
						30,625,041

International Stocks 3.4%
Emerging Markets 3.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						10,998,445	1,262,738

Fixed Income 7.7%
Intermediate-Term Bond 5.6%
Allspring Core Plus Bond Fund, Class R6						1,800,000	161,725
Baird Aggregate Bond Fund, Institutional Class						6,346,286	655,608
Loomis Sayles Investment Grade Bond Fund, Class Y						9,833,812	1,009,632
						17,980,098
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						6,754,548	678,849
						24,734,646
Total Unaffiliated Underlying Funds (Cost $62,755,178)						$66,358,132
Total Investments in Securities (Cost $259,263,078)						$318,121,382

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 80.1% OF NET ASSETS

U.S. Stocks 47.0%
Large-Cap 39.9%
Schwab Core Equity Fund	$14,668,054	$1,172,663	($648,819 )	($4,076 )	($321,722 )	$14,866,100	622,533	$1,172,663
Schwab Fundamental U.S. Large Company Index Fund	17,051,778	301,024	—	—	498,978	17,851,780	615,791	301,024
Schwab S&P 500 Index Fund	63,409,731	795,993	(461,765)	(249)	3,141,614	66,885,324	720,902	795,993
Schwab Select Large Cap Growth Fund *	28,345,751	2,224,581	—	—	259,438	30,829,770	1,159,450	2,224,581
						130,432,974
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	6,105,640	156,768	—	—	175,678	6,438,086	92,955	156,768
Small-Cap 5.1%
Schwab Small-Cap Equity Fund	15,906,186	1,994,061	—	—	(1,248,380)	16,651,867	826,395	1,994,061
						153,522,927

International Stocks 23.9%
Developed Markets 23.9%
Schwab Fundamental International Equity Index Fund	3,463,149	594,091	—	—	(100,307)	3,956,933	367,403	116,581
Schwab International Core Equity Fund	29,682,211	1,192,117	—	—	139,644	31,013,972	2,556,799	741,072
Schwab International Opportunities Fund	40,462,814	2,597,259	—	—	(158,135)	42,901,938	2,079,590	787,026
						77,872,843

Real Estate 5.5%
Global Real Estate 5.5%
Schwab Global Real Estate Fund	18,804,449	118,314	(211,422)	(60,610)	(741,971)	17,908,760	2,842,660	118,314

Fixed Income 3.6%
Intermediate-Term Bond 2.7%
Schwab U.S. Aggregate Bond Index Fund	7,239,713	1,898,997	—	—	(67,755)	9,070,955	1,031,963	77,628
Short-Term Bond 0.9%
Schwab Short-Term Bond Index Fund	2,542,973	341,518	—	—	(5,323)	2,879,168	301,484	26,380
						11,950,123

Money Market Funds 0.1%
Schwab Government Money Fund, Ultra Shares, 4.25% (b)	283,304	3,207	—	—	—	286,511	286,511	3,240
Total Affiliated Underlying Funds (Cost $203,976,268)	$247,965,753	$13,390,593	($1,322,006 )	($64,935 )	$1,571,759	$261,541,164		$8,515,331

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 19.4% OF NET ASSETS

U.S. Stocks 10.0%
Large-Cap 8.3%
Dodge & Cox Stock Fund, Class I						$19,783,754	72,468
PGIM Jennison Growth Fund, Class R6						7,338,719	101,252
						27,122,473
Small-Cap 1.7%
Driehaus Small Cap Growth Fund, Institutional Class						5,362,755	225,705
						32,485,228

International Stocks 4.5%
Emerging Markets 4.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						14,782,384	1,697,174

Fixed Income 4.9%
Intermediate-Term Bond 3.5%
Allspring Core Plus Bond Fund, Class R6						1,252,778	112,559
Baird Aggregate Bond Fund, Institutional Class						2,811,199	290,413
Loomis Sayles Investment Grade Bond Fund, Class Y						7,346,738	754,285
						11,410,715
International Bond 1.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						4,469,097	449,155
						15,879,812
Total Unaffiliated Underlying Funds (Cost $58,958,732)						$63,147,424
Total Investments in Securities (Cost $262,935,000)						$324,688,588

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 81.4% OF NET ASSETS

U.S. Stocks 48.5%
Large-Cap 40.9%
Schwab Core Equity Fund	$10,210,497	$816,296	$—	$—	($226,790 )	$10,800,003	452,261	$816,296
Schwab Fundamental U.S. Large Company Index Fund	12,950,599	228,624	—	—	378,966	13,558,189	467,685	228,624
Schwab S&P 500 Index Fund	44,256,321	555,557	—	—	2,192,491	47,004,369	506,622	555,557
Schwab Select Large Cap Growth Fund *	21,439,777	1,682,599	—	—	196,230	23,318,606	876,969	1,682,599
						94,681,167
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	4,475,373	114,909	—	—	128,771	4,719,053	68,135	114,909
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	12,262,731	1,761,268	—	—	(986,266)	13,037,733	647,034	1,561,268
						112,437,953

International Stocks 24.9%
Developed Markets 24.9%
Schwab Fundamental International Equity Index Fund	2,603,907	376,559	—	—	(75,419)	2,905,047	269,735	87,656
Schwab International Core Equity Fund	21,520,513	1,583,276	—	—	107,863	23,211,652	1,913,574	546,200
Schwab International Opportunities Fund	29,016,103	2,803,324	—	—	(146,395)	31,673,032	1,535,290	591,359
						57,789,731

Real Estate 5.6%
Global Real Estate 5.6%
Schwab Global Real Estate Fund	13,757,121	86,557	(240,935)	(68,074)	(519,085)	13,015,584	2,065,966	86,557

Fixed Income 2.4%
Intermediate-Term Bond 1.8%
Schwab U.S. Aggregate Bond Index Fund	3,626,686	479,447	—	—	(44,476)	4,061,657	462,077	38,971
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	1,417,855	14,874	—	—	(2,968)	1,429,761	149,713	14,708
						5,491,418
Total Affiliated Underlying Funds (Cost $149,885,320)	$177,537,483	$10,503,290	($240,935 )	($68,074 )	$1,002,922	$188,734,686		$6,324,704

UNAFFILIATED UNDERLYING FUNDS 18.1% OF NET ASSETS

U.S. Stocks 9.6%
Large-Cap 8.1%
Dodge & Cox Stock Fund, Class I						$14,310,108	52,418

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
PGIM Jennison Growth Fund, Class R6						$4,422,298	61,014
						18,732,406
Small-Cap 1.5%
Driehaus Small Cap Growth Fund, Institutional Class						3,594,720	151,293
						22,327,126

International Stocks 5.1%
Emerging Markets 5.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						11,932,467	1,369,973

Fixed Income 3.4%
Intermediate-Term Bond 2.4%
Allspring Core Plus Bond Fund, Class R6						810,148	72,790
Baird Aggregate Bond Fund, Institutional Class						384,550	39,726
Loomis Sayles Investment Grade Bond Fund, Class Y						4,377,957	449,482
						5,572,655
International Bond 1.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						2,202,390	221,346
						7,775,045
Total Unaffiliated Underlying Funds (Cost $39,165,294)						$42,034,638
Total Investments in Securities (Cost $189,050,614)						$230,769,324

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 81.4% OF NET ASSETS

U.S. Stocks 48.2%
Large-Cap 40.5%
Schwab Core Equity Fund	$4,156,013	$432,260	$—	$—	($93,388 )	$4,494,885	188,228	$332,260
Schwab Fundamental U.S. Large Company Index Fund	5,102,473	420,077	—	—	158,605	5,681,155	195,969	90,077
Schwab S&P 500 Index Fund	17,341,443	217,690	—	—	859,108	18,418,241	198,515	217,690
Schwab Select Large Cap Growth Fund *	8,703,170	683,027	—	—	79,657	9,465,854	355,993	683,027
						38,060,135
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	1,789,560	45,948	—	—	51,491	1,886,999	27,245	45,948
Small-Cap 5.7%
Schwab Small-Cap Equity Fund	5,053,176	700,675	—	—	(403,744)	5,350,107	265,514	640,675
						45,297,241

International Stocks 25.8%
Developed Markets 25.8%
Schwab Fundamental International Equity Index Fund	1,050,106	205,350	—	—	(24,367)	1,231,089	114,307	35,350
Schwab International Core Equity Fund	8,604,440	1,033,356	—	—	61,681	9,699,477	799,627	223,356
Schwab International Opportunities Fund	11,601,757	1,704,122	—	—	(45,743)	13,260,136	642,760	244,122
						24,190,702

Real Estate 5.6%
Global Real Estate 5.6%
Schwab Global Real Estate Fund	5,442,748	34,245	—	—	(232,299)	5,244,694	832,491	34,245

Fixed Income 1.8%
Intermediate-Term Bond 1.4%
Schwab U.S. Aggregate Bond Index Fund	866,281	419,965	—	—	(8,390)	1,277,856	145,376	9,770
Short-Term Bond 0.4%
Schwab Short-Term Bond Index Fund	427,306	4,483	—	—	(895)	430,894	45,120	4,433
						1,708,750
Total Affiliated Underlying Funds (Cost $64,125,897)	$70,138,473	$5,901,198	$—	$—	$401,716	$76,441,387		$2,560,953

UNAFFILIATED UNDERLYING FUNDS 18.2% OF NET ASSETS

U.S. Stocks 10.4%
Large-Cap 8.6%
Dodge & Cox Stock Fund, Class I						$5,932,091	21,729

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
PGIM Jennison Growth Fund, Class R6						$2,100,000	28,974
						8,032,091
Small-Cap 1.8%
Driehaus Small Cap Growth Fund, Institutional Class						1,700,000	71,549
						9,732,091

International Stocks 5.6%
Emerging Markets 5.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						5,245,248	602,210

Fixed Income 2.2%
Intermediate-Term Bond 1.5%
Allspring Core Plus Bond Fund, Class R6						300,000	26,954
Loomis Sayles Investment Grade Bond Fund, Class Y						1,124,572	115,459
						1,424,572
International Bond 0.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						641,493	64,472
						2,066,065
Total Unaffiliated Underlying Funds (Cost $15,890,811)						$17,043,404
Total Investments in Securities (Cost $80,016,708)						$93,484,791

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab Target 2065 Fund

Portfolio Holdings as of January 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 82.1% OF NET ASSETS

U.S. Stocks 49.4%
Large-Cap 41.3%
Schwab Core Equity Fund	$1,161,136	$168,829	$—	$—	($25,377 )	$1,304,588	54,631	$92,829
Schwab Fundamental U.S. Large Company Index Fund	1,434,240	162,834	—	—	45,030	1,642,104	56,644	25,833
Schwab S&P 500 Index Fund	4,768,359	380,346	—	—	241,927	5,390,632	58,101	60,346
Schwab Select Large Cap Growth Fund *	2,535,019	241,979	—	—	22,162	2,799,160	105,271	201,979
						11,136,484
Mid-Cap 2.1%
Schwab U.S. Mid-Cap Index Fund	487,095	68,247	—	—	13,566	568,908	8,214	13,248
Small-Cap 6.0%
Schwab Small-Cap Equity Fund	1,425,058	287,106	—	—	(113,660)	1,598,504	79,330	182,106
						13,303,896

International Stocks 26.0%
Developed Markets 26.0%
Schwab Fundamental International Equity Index Fund	311,206	30,476	—	—	(8,322)	333,360	30,953	10,476
Schwab International Core Equity Fund	2,381,005	420,392	—	—	15,583	2,816,980	232,232	65,392
Schwab International Opportunities Fund	3,257,257	615,739	—	—	(13,403)	3,859,593	187,086	70,739
						7,009,933

Real Estate 5.7%
Global Real Estate 5.7%
Schwab Global Real Estate Fund	1,492,553	109,391	—	—	(62,524)	1,539,420	244,352	9,391

Fixed Income 1.0%
Intermediate-Term Bond 0.5%
Schwab U.S. Aggregate Bond Index Fund	70,533	65,887	—	—	(853)	135,567	15,423	869
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	110,755	23,324	—	—	(255)	133,824	14,013	1,308
						269,391
Total Affiliated Underlying Funds (Cost $19,598,413)	$19,434,216	$2,574,550	$—	$—	$113,874	$22,122,640		$734,516

UNAFFILIATED UNDERLYING FUNDS 17.4% OF NET ASSETS

U.S. Stocks 9.8%
Large-Cap 8.1%
Dodge & Cox Stock Fund, Class I						$1,721,962	6,308

Schwab Target 2065 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/25	BALANCE OF SHARES HELD AT 1/31/25	DISTRIBUTIONS RECEIVED (a)
PGIM Jennison Growth Fund, Class R6						$470,000	6,485
						2,191,962
Small-Cap 1.7%
Driehaus Small Cap Growth Fund, Institutional Class						450,000	18,939
						2,641,962

International Stocks 6.2%
Emerging Markets 6.2%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						1,658,305	190,391

Fixed Income 1.4%
Intermediate-Term Bond 0.9%
Loomis Sayles Investment Grade Bond Fund, Class Y						246,049	25,262
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						142,374	14,309
						388,423
Total Unaffiliated Underlying Funds (Cost $4,445,781)						$4,688,690
Total Investments in Securities (Cost $24,044,194)						$26,811,330

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At January 31, 2025, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Target Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of January 31, 2025, are disclosed in each fund’s Portfolio Holdings.
REG87628JAN25